Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of trade and other payables
36.	Trade and other payables

	December 31, 2019	December 31, 2018
	€	€
Trade payables	74,206	98,491
Other payables	49,771	37,227
Related parties	49,878	680,733

	173,855	816,451

Terms and conditions of the above financial liabilities:

•	Trade payables and other payables are non-interest-bearing and are normally settled in less than 12 months;

•	For terms and conditions with related parties, refer to Note 40;

•	For explanations on the Group’s liquidity risk management processes, refer to Note 27.